Subsidiaries	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Subsidiaries

Note 19 – Subsidiaries

The principal subsidiaries of G. Willi-Food International Ltd, all of which have been included in these consolidated financial statements, are as follows:

Subsidiary	Country of incorporation and principal place of business	Proportion of ownership interest at 31 December
		December 31,
		2 0 2 1	2 0 2 0
Euro European Dairies (Goldfrost) Ltd.	Israel	100%	100%
W.F.D. (Import, Marketing and Trading) Ltd.	Israel	100%	100%
W. Capital Ltd.	Israel	100%	100%